Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jan. 31, 2019
Assets
Other assets, net	$ 16,902		$ 17,087
Total assets	1,457,429		1,415,290		$ 1,322,506
LIABILITIES
Other liabilities	24,330		21,004
Total liabilities	1,368,627		1,327,589
Stockholders' equity	88,802		87,701		$ 81,670
Total liabilities and stockholders' equity	$ 1,457,429	$ 57,543	$ 1,415,290	$ 57,671
TD Ameritrade [member]
Assets
Receivables from brokers, dealers, and clearing organizations		2,287		3,212
Receivables from clients, net		28,039		27,156
Other assets, net		27,217		27,303
Total assets		57,543		57,671
LIABILITIES
Payable to brokers, dealers, and clearing organizations		3,285		4,357
Payable to clients		36,196		35,650
Other liabilities		6,486		6,205
Total liabilities		45,967		46,212
Stockholders' equity		$ 11,576		$ 11,459